Income taxes - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) provincial_jurisdiction	Dec. 31, 2017 CAD ($) provincial_jurisdiction
Income Tax Disclosure [Abstract]
Number of provincial jurisdictions | provincial_jurisdiction	1	1
Deferred tax assets, non-capital operating loss carryforwards	$ 23,443
Non-capital losses for income tax purposes	86,826
Valuation allowance, amount	1,035	$ 1,035
Operating loss carryforwards, not subject to expiration	$ 7,664